Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net sales	R$ 16,843,933	R$ 13,582,463	R$ 12,518,139
Cost of sales	(12,119,917)	(9,232,210)	(8,317,490)
Gross profit	4,724,016	4,350,253	4,200,649
Selling expenses	(1,023,485)	(1,068,663)	(1,037,542)
General and administrative expenses	(981,834)	(935,290)	(1,000,734)
Other income (expenses), net	738,151	877,599	(116,302)
Operating expenses	(1,267,168)	(1,126,354)	(2,154,578)
Profit before equity in earnings of investees, finance results and taxes	3,456,848	3,223,899	2,046,071
Interest in earnings of associates	51,473	17,162	(4,440)
Interest in earnings of joint ventures	946,282	985,090	1,570,132
Equity in earnings of investees	997,755	1,002,252	1,565,692
Finance expense	(2,849,228)	(3,704,515)	(3,673,356)
Finance income	1,032,725	870,739	1,102,918
Foreign exchange, net	(1,555,215)	(199,777)	997,109
Derivatives	1,760,782	282,054	(1,482,447)
Finance results, net	(1,610,936)	(2,751,499)	(3,055,776)
Profit before taxes	2,843,667	1,474,652	555,987
Income tax (expenses), benefits
Current	(464,867)	(134,517)	(228,634)
Deferred	(295,620)	(293,838)	166,932
Income tax (expenses) benefits	(760,487)	(428,355)	(61,702)
Profit (loss) for the year	2,083,180	1,046,297	494,285
Loss from discontinued operation, net of tax			(35,262)
Profit for the year	2,083,180	1,046,297	459,023
Items that will never be reclassified to profit or loss
Gain on share subscription of subsidiary		9,000	6,000
Actuarial loss on defined benefit plan	(82,286)	(24,121)	(87,037)
Taxes over actuarial loss on defined benefit plan	27,977	8,201	29,988
Items that will never be reclassified to profit or loss	(54,309)	(6,920)	(51,049)
Items that are or may subsequently be reclassified to profit or loss:
Foreign currency translation effect	(161,574)	(50,085)	146,092
Gain on cash flow hedge in joint ventures	6,883	204,611	45,778
Changes in fair value of financial assets	244	3,459	(70)
Items that are or may be reclassified to profit or loss	(154,447)	157,985	191,800
Total other comprehensive (loss) income, net of tax	(208,756)	151,065	140,751
Comprehensive income - Continued operation	1,874,424	1,197,362	599,774
Comprehensive income-Discontinuing operations			(124,629)
Total comprehensive income	1,874,424	1,197,362	475,145
Total net income attributable to:
Owners of the Company	975,448	551,021	277,804
Non-controlling interests	1,107,732	495,276	181,219
Profit for the year	2,083,180	1,046,297	459,023
Total comprehensive income attributable to:
Owners of the Company	782,487	637,263	275,557
Non-controlling interests	1,091,937	560,099	199,588
Total comprehensive income	R$ 1,874,424	R$ 1,197,362	R$ 475,145
Basic earnings (loss) per share from: Continuing operations	R$ 3.9967	R$ 2.0951	R$ 1.2283
Discontinuing operations	0.0000	0.0000	(0.1788)
Total basic earnings (loss) per share	3.9967	2.0951	1.0495
Diluted earnings (loss) per share from: Continuing operations	3.8271	2.0468	1.1577
Discontinuing operations	0.0000	0.0000	(0.1780)
Total diluted earnings (loss) per share	R$ 3.8271	R$ 2.0468	R$ 0.9797